Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Israeli corporate tax rate	23.00%	24.00%
Net operating losses carryforwards (in Dollars)			$ 39.0